Deferred IPO costs	12 Months Ended
Dec. 31, 2023
Deferred Ipo Costs
Deferred IPO costs

4 Deferred IPO costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs. As of December 31, 2023, the Company did not conclude its IPO.

As of December 31, 2022 and 2023, the accumulated deferred IPO cost was Nil and S$2,079,000 (US$1,576,000), respectively.

On March 5, 2024, the Company completed its initial public offering. In this offering, the Company issued 3,000,000 Class A Ordinary Shares at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$12 million before deducting any underwriting discounts or expenses. The Ordinary Shares began trading on March 6, 2024 on the NYSE American under the ticker symbol “RYDE”.